Nuance Concentrated Value Long-Short Fund
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Consumer Staples# - 25.5%
Beiersdorf AG - ADR (a)	61,834	$1,597,791
Calavo Growers, Inc. (a)	65,673	2,477,842
Cal-Maine Foods, Inc. (a)	37,696	1,741,178
Clorox Co. (a)	41,906	6,347,921
Diageo PLC - ADR (a)	9,261	1,629,380
Henkel AG & Co. KGaA - ADR (a)	772,211	13,436,472
Kimberly-Clark Corp. (a)	82,084	10,597,044
Mission Produce, Inc. (a)*	267,916	3,113,184
		40,940,812
Financials - 15.3%
Charles Schwab Corp. (a)	23,974	1,584,681
Chubb Ltd. - ADR (a)	10,258	2,096,838
Independent Bank Corp. (a)	29,802	1,795,571
Northern Trust Corp. (a)	91,689	7,346,123
Reinsurance Group of America, Inc. (a)	28,901	4,056,255
TowneBank (a)	48,412	1,223,855
Travelers Companies, Inc. (a)	37,254	6,430,413
		24,533,736
Healthcare - 23.7%
Dentsply Sirona, Inc. (a)	267,446	11,104,358
Globus Medical, Inc. - Class A (a)*	65,229	3,931,352
Medtronic PLC - ADR (a)	81,076	7,115,230
Smith & Nephew - ADR (a)	249,186	7,570,270
Universal Health Services, Inc. - Class B (a)	42,820	5,950,267
Zimmer Biomet Holdings, Inc. (a)	16,987	2,346,754
		38,018,231
Industrials - 15.7%
3M Co. (a)	114,037	12,715,125
Knorr-Bremse AG - ADR (a)	354,189	6,208,473
Lindsay Corp. (a)	9,258	1,226,963
Mueller Water Products, Inc.- Class A (a)	315,343	5,073,869
		25,224,430
Information Technology - 1.0%
Amphenol Corp. - Class A (a)	18,901	1,669,147

Materials - 1.1%
AptarGroup, Inc. (a)	14,105	1,713,193

Real Estate - 5.6%
Equity Commonwealth (a)	38,353	751,335
Healthcare Realty Trust, Inc. (a)	302,410	5,906,068
Healthpeak Properties, Inc. (a)	109,682	2,394,358
		9,051,761
Utilities - 6.6%
California Water Service Group (a)	45,639	2,419,780
Pennon Group PLC - ADR (a)	199,087	3,653,247
United Utilities Group PLC - ADR (a)	174,471	4,546,714
		10,619,741
Total Common Stocks
(Cost $135,993,505)		151,771,051

SHORT-TERM INVESTMENT - 6.1%
First American Government Obligations Fund, Class X, 5.24% (a)^
(Cost $9,730,607)	9,730,607	9,730,607
Total Investments - 100.6%
(Cost $145,724,112)		161,501,658
Other Assets and Liabilities, Net - (0.6)%		(940,735)
Total Net Assets - 100.0%		$160,560,923

#
The Fund is significantly invested in this sector and therefore is subject to additional risks. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.

(a)	All or a portion of this security is designated as collateral for securities sold short. As of July 31, 2023, the value of the collateral was $161,501,658.
*	Non-income producing security
ADR	American Depository Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$151,771,051	$-	$-	$151,771,051
Short-Term Investment	9,730,607	-	-	9,730,607
Total Investments	$161,501,658	$-	$-	$161,501,658

Refer to the Schedule of Investments for further information on the classification of investments.

Nuance Concentrated Value Long-Short Fund
Schedule of Securities Sold Short
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Consumer Discretionary - 18.5%
AutoZone, Inc. *	2,464	$6,114,958
D.R. Horton, Inc.	14,559	1,849,284
Home Depot, Inc.	15,645	5,222,927
Lennar Corp. - Class A	11,292	1,432,164
Lowe's Companies, Inc.	6,010	1,407,963
McDonald's Corp.	4,770	1,398,564
O'Reilly Automotive, Inc. *	7,307	6,764,747
Royal Caribbean Cruises Ltd. *	25,303	2,760,810
TJX Companies, Inc.	14,768	1,277,875
Yum Brands, Inc.	10,389	1,430,254
		29,659,546
Consumer Staples - 14.6%
Coca-Cola Co.	49,449	3,062,376
Costco Wholesale Corp.	5,820	3,263,099
General Mills, Inc.	82,954	6,199,982
Mondelez International, Inc. - Class A	88,851	6,586,525
Nestle SA - ADR	10,192	1,252,597
PepsiCo, Inc.	16,634	3,118,210
		23,482,789
Energy - 10.3%
Canadian Natural Resources Ltd.	52,227	3,175,401
Chevron Corp.	17,124	2,802,514
ConocoPhillips	23,980	2,822,926
Marathon Petroleum Corp.	26,639	3,543,520
Phillips 66	10,583	1,180,534
Valero Energy Corp.	22,775	2,935,925
		16,460,820
Financials - 5.8%
Arch Capital Group Ltd. *	17,269	1,341,629
JPMorgan Chase & Co.	8,711	1,375,989
Marsh & McLennan Companies, Inc.	19,266	3,630,100
Progressive Corp.	24,099	3,035,992
		9,383,710
Healthcare - 1.8%
HCA Healthcare, Inc.	10,740	2,929,979

Industrials - 31.4%
Carrier Global Corp.	24,484	1,458,022
Caterpillar, Inc.	11,268	2,987,936
Cintas Corp.	13,926	6,991,409
CSX Corp.	83,609	2,785,852
Cummins, Inc.	11,406	2,974,685
Deere & Co.	14,010	6,018,696
Eaton Corporation PLC	15,304	3,142,217
Ferguson PLC	8,917	1,441,166
Illinois Tool Works, Inc.	13,046	3,435,273
Otis Worldwide Corp.	16,116	1,465,911
Parker-Hannifin Corp.	3,523	1,444,465
Republic Services, Inc.	22,828	3,449,539
Trane Technologies	16,712	3,333,041
Union Pacific Corp.	13,901	3,225,310
Waste Management, Inc.	37,930	6,212,555
		50,366,077
Information Technology - 4.0%
Automatic Data Processing, Inc.	12,666	3,131,795
Paychex, Inc.	26,282	3,297,603
		6,429,398
Materials - 2.6%
PPG Industries, Inc.	8,718	1,254,520
Sherwin-Williams Co.	10,540	2,914,310
		4,168,830
Real Estate - 3.9%
Prologis, Inc.	20,611	2,571,222
Public Storage	4,190	1,180,533
Welltower Inc.	16,133	1,325,326
Weyerhaeuser Co.	35,208	1,199,184
		6,276,265
Total Securities Sold Short
(Proceeds $130,509,838)		$149,157,414

* Non-income producing security